Income taxes	6 Months Ended
Dec. 31, 2025
Income taxes
Income tax expense

12.Income taxes

In accordance with IAS 34 (Interim Financial Reporting) income tax (expense) benefit for the condensed consolidated interim financial statements is calculated on the basis of the average annual tax rate that is expected for the entire fiscal year, adjusted for the tax effect of certain items recognized in the full interim period. As such, the effective tax rate in the interim financial statements may differ from management’s original best estimate of the effective rate.

	Three Months Ended December 31,		Six Months Ended December 31,
(in %)	2024	2025	2024	2025
Effective tax rate	(4.3)%	(2.81)%	21.1%	(3.04)%

For the three months ended December 31, 2024, the Group recognized an income tax expense on a loss before income taxes, resulting in a negative effective tax rate. For the six months ended December 31, 2024, the Group recognized an income tax benefit on a loss before income taxes, resulting in a positive effective tax rate.

For the three months and six months ended December 31, 2025, the Group reported losses before income taxes and recognized income tax expenses based on the expected annual taxable position of certain entities within the Group. As a result, negative effective tax rates were recorded for these interim periods.